Acquisitions Of Multifamily Apartment Communities (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Acquisitions Of Multifamily Apartment Communities [Abstract]
Schedule Of Business Acquisitions, By Acquisition
Fair Value of Net Assets Acquired...................................................................	$ 56,121,315	$ 22,400,000	$ 78,521,315

	Trails of Signal Mountain	Post Oak	Merce	Terrace at River Oaks	Park at Fox Trail	Beckanna on Glenwood	TOTAL
Fair Value of Net Assets Acquired...............................................................................	$ 12,000,000	$ 8,250,000	$ 8,100,000	$ 20,410,000	$ 21,150,000	$ 9,350,000	$ 79,260,000

Purchase Price.............................................................................................................	$ 12,000,000	$ 8,250,000	$ 8,100,000	$ 20,410,000	$ 21,150,000	$ 9,350,000	$ 79,260,000

Net Assets Acquired/ Purchase Price Allocated:
Land...............................................................................................................................	$ 700,000	$ 1,425,000	$ 840,000	$ 3,200,000	$ 2,720,000	$—	$ 8,885,000
Site Improvements.......................................................................................................	761,174	647,896	341,801	1,562,545	671,705	712,114	4,697,235
Building.........................................................................................................................	9,815,346	5,694,913	6,112,748	14,719,819	16,491,395	15,563,367	68,397,588
Furniture & Fixtures.......................................................................................................	360,000	220,000	560,000	300,000	600,000	400,000	2,440,000
In Place Leases.............................................................................................................	363,480	262,191	245,451	627,636	666,900	558,102	2,723,760
Unfavorable Ground Lease.........................................................................................	—	—	—	—	—	(7,883,583)	(7,883,583)

Total...............................................................................................................................	$ 12,000,000	$ 8,250,000	$ 8,100,000	$ 20,410,000	$ 21,150,000	$ 9,350,000	$ 79,260,000

Business Acquisition, Pro Forma Information

	Year Ended December 31,
	2012	2011
Unaudited pro forma financial information:
Pro forma revenue...............................................................................................	$ 17,808,305	$ 14,986,693
Pro forma net loss from continuing operations.................................................	$ (11,969,654)	$ (1,373,257)

	Year Ended December 31,
	2012	2011
Unaudited pro forma financial information:
Pro forma revenue...............................................................................................	$ 17,808,305	$ 14,986,693
Pro forma net loss from continuing operations.................................................	$ (11,969,654)	$ (1,373,257)